UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP III, L.P.
Address: 156 W. 56TH STREET
         SUITE 1203
         NEW YORK, NY  10019

13F File Number:  28-11984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JUSTIN A. ORLANDO
Title:     MANAGING DIRECTOR
Phone:     212-488-1590

Signature, Place, and Date of Signing:

     JUSTIN A. ORLANDO     NEW YORK, NY     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $12,111 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109        287    38780          DEFINED 1               38780
BUILD A BEAR WORKSHOP          COM              120076104      244    40200          DEFINED 1               40200
CABLEVISION SYS CORP           CL A             12686C109      444    34314          DEFINED 1               34314
CORNELL COMPANIES INC          COM              219141108     2446   149412          DEFINED 1              149412
DILLARDS INC                   CL A             254067101       72    12578          DEFINED 1               12578
INFOGROUP INC                  COM              45670G108     1664   399915          DEFINED 1              399915
IPASS INC                      COM              46261V108     1561  1560818          DEFINED 1             1560818
JOHNSON OUTDOORS INC           CL A             479167108      291    57700          DEFINED 1               57700
MORTONS RESTAURANT GRP INC     COM              619430101     1341   500000          DEFINED 1              500000
MULTIMEDIA GAMES INC           COM              625453105     3082  1433695          DEFINED 1             1433695
NEUROBIOLOGICAL TECH INC       COM              64124W304      209   311246          DEFINED 1              311246
POINT BLANK SOLUTIONS INC      COM              730529104      306   838057          DEFINED 1              838057
TITANIUM METALS CORP           COM              888339207      164    30000          DEFINED 1               30000